SEGMENT INFORMATION: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION:
Number of reportable segments	5
Segment information
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Total Adjusted EBITDA	862.8	634.4	509.9
Capital expenditures	279.7	180.3	151.5
Identifiable assets	4,587.6	4,724.3
Government grants netted against capital expenditures	16.0	3.2
Continuing operations
Segment information
Identifiable assets	4,587.6	4,570.2	4,641.4
Lithium
Segment information
Net sales	456.5	397.1	357.3
Total Adjusted EBITDA	170.2	144.4	141.2
Capital expenditures	76.2	29.7	24.1
Lithium | Continuing operations
Segment information
Identifiable assets	1,189.5	1,091.6	1,051.6
Surface Treatment
Segment information
Net sales	743.2	662.0	564.0
Total Adjusted EBITDA	151.0	124.1	85.7
Capital expenditures	23.6	15.0	21.0
Surface Treatment | Continuing operations
Segment information
Identifiable assets	947.5	926.6	962.7
Performance Additives
Segment information
Net sales	784.4	726.7	671.5
Total Adjusted EBITDA	144.0	123.8	95.1
Capital expenditures	44.9	27.8	26.2
Performance Additives | Continuing operations
Segment information
Identifiable assets	745.7	759.4	773.1
Titanium Dioxide Pigments
Segment information
Net sales	930.4	759.2	666.3
Total Adjusted EBITDA	257.6	129.5	97.3
Capital expenditures	75.3	60.4	40.6
Titanium Dioxide Pigments | Continuing operations
Segment information
Identifiable assets	929.6	897.4	945.4
Advanced Ceramics
Segment information
Net sales	585.1	515.6	412.2
Total Adjusted EBITDA	183.7	153.2	107.7
Capital expenditures	46.1	40.7	32.8
Advanced Ceramics | Continuing operations
Segment information
Identifiable assets	810.9	828.8	867.8
Corporate and other
Segment information
Net sales	169.7	131.0	97.8
Total Adjusted EBITDA	(43.7)	(40.6)	(17.1)
Capital expenditures	13.6	6.7	6.8
Corporate and other | Continuing operations
Segment information
Identifiable assets	409.6	452.7	339.7
Eliminations | Continuing operations
Segment information
Identifiable assets	(445.2)	(386.3)	(298.9)
Plastic compounding business
Segment information
Identifiable assets		$ 154.1	$ 146.4